Income taxes benefit (expense) - Income Tax Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Abstract]
Current income tax for the year	$ (13,725)	$ (21,144)		$ (2,897)
Deferred taxes	38,810	(7,629)		8,489
Foreign taxes	(15,633)	(984)		(2,516)
Income tax benefit (expense)	$ 9,452	$ (29,757)	[1]	$ 3,076	[1]

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.